Consolidated Balance Sheets (Parentheticals) (USD $)	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Statement Of Financial Position [Abstract]
Unamortized discount	$ 31,633	$ 13,332	$ 0
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	850,000	850,000	850,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	50,000,000	50,000,000	50,000,000
Common stock, shares issued	15,955,798	14,935,038	14,369,041
Common stock, shares outstanding	15,955,798	14,935,038	14,369,041
Common stock, shares committed to be issued		0	107,500